Share-based payments (Details) - Schedule of weighted average exercise price - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted average exercise price [Abstract]
Number Opening balance	10,775,971	8,717,239
Weighted Average Exercise Price Opening balance	$ 0.2	$ 0.18
Number Granted		3,389,550	5,638,199
Weighted Average Exercise Price Granted		$ 0.22
Number Forfeited	(271,660)	(1,350,818)
Weighted Average Exercise Price Forfeited	$ 0.2	$ 0.26
Number Ending balance outstanding	10,504,311	10,775,971	8,717,239
Weighted Average Exercise Price Ending balance outstanding	$ 0.2	$ 0.2	$ 0.18
Number Ending balance, exercisable	6,888,718	6,008,140
Weighted Average Exercise Price Ending balance, exercisable	$ 0.18	$ 0.18